INCOME TAXES - Components of Income Tax Expense (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Restated
Income tax rate reconciliation
Provision at the statutory rate	35.00%	35.00%	35.00%
Non-taxable REIT income	(33.88%)	(35.00%)	(35.00%)
State and local taxes	0.21%
Other	0.40%
Total Provision	1.73%	0.00%	0.00%